INTANGIBLE ASSETS AND GOODWILL (Intangibles) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	$ 32,163		$ 32,163		$ 45,042	$ 45,567	$ 48,515
Finite and indefinite lived intangible assets, accumulated amortization	7,274		7,274		8,221	6,906	6,417
Intangible assets, net carrying amount	24,889		24,889		36,821	38,661	42,098
Intangible assets
Assets disposed, gross					(525)	(1,418)
Assets disposed, accumulated amortization					525	1,418
Amortization expense			(1,176)		(1,840)	(1,975)
Reclassification adjustment of assets to held-for-sale, gross						(1,530)
Reclassification adjustment of assets to held-for-sale, accumulated amortization						68
Estimated amortization expense
Total	2,920		2,920		3,420	4,087
Bed Licenses Separable
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	2,471		2,471		2,471	2,471	2,471
Finite and indefinite lived intangible assets, accumulated amortization	0		0		0	0	0
Intangible assets, net carrying amount	2,471		2,471		2,471	2,471	2,471
Intangible assets
Assets disposed, gross					0	0
Assets disposed, accumulated amortization					0	0
Amortization expense			0		0	0
Reclassification adjustment of assets to held-for-sale, gross						0
Reclassification adjustment of assets to held-for-sale, accumulated amortization						0
Bed License [Member]
Estimated amortization expense
Remainder of 2016	171		171
2017	683		683
2018	683		683
2019	683		683
2020	683		683
Thereafter	16,595		16,595
Total	19,498		19,498
Bed Licenses (included in property and equipment)
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	22,811		22,811		35,690	35,690	37,220
Finite and indefinite lived intangible assets, accumulated amortization	3,313		3,313		4,760	3,587	2,482
Intangible assets, net carrying amount	19,498		19,498		30,930	32,103	34,738
Intangible assets
Assets disposed, gross					0	0
Assets disposed, accumulated amortization					0	0
Amortization expense	(200)	$ (300)	(676)	$ (900)	(1,173)	(1,173)
Reclassification adjustment of assets to held-for-sale, gross						(1,530)
Reclassification adjustment of assets to held-for-sale, accumulated amortization						68
Estimated amortization expense
2016					1,173
2017					1,173
2018					1,173
2019					1,173
2020					1,173
Thereafter					25,065
Total					30,930
Lease Rights
Balance at the start of the period
Finite and indefinite lived intangible assets, gross	6,881		6,881		6,881	7,406	8,824
Finite and indefinite lived intangible assets, accumulated amortization	3,961		3,961		3,461	3,319	3,935
Intangible assets, net carrying amount	2,920		2,920		3,420	4,087	$ 4,889
Intangible assets
Assets disposed, gross					(525)	(1,418)
Assets disposed, accumulated amortization					525	1,418
Amortization expense	(200)	$ (200)	(500)	$ (500)	(667)	(802)
Reclassification adjustment of assets to held-for-sale, gross						0
Reclassification adjustment of assets to held-for-sale, accumulated amortization						$ 0
Estimated amortization expense
2016					667
Remainder of 2016	166		166
2017	667		667		667
2018	667		667		667
2019	667		667		667
2020	482		482		482
Thereafter	271		271		270
Total	2,920		2,920		$ 3,420
Discontinued Operations, Held-for-sale
Balance at the start of the period
Finite and indefinite lived intangible assets, accumulated amortization	2,123		2,123
Intangible assets
Goodwill, Transfers			(12,879)
Discontinued Operations, Held-for-sale | Bed Licenses Separable
Balance at the start of the period
Finite and indefinite lived intangible assets, accumulated amortization	0		0
Intangible assets
Goodwill, Transfers			0
Discontinued Operations, Held-for-sale | Bed Licenses (included in property and equipment)
Balance at the start of the period
Finite and indefinite lived intangible assets, accumulated amortization	2,123		2,123
Intangible assets
Goodwill, Transfers			(12,879)
Discontinued Operations, Held-for-sale | Lease Rights
Balance at the start of the period
Finite and indefinite lived intangible assets, accumulated amortization	$ 0		0
Intangible assets
Goodwill, Transfers			$ 0